LICENSE, DEVELOPMENT AND COMMERCIALIZATION AGREEMENT WITH ASET THERAPEUTICS, LLC	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015
Commitments and Contingencies Disclosure [Abstract]
LICENSE, DEVELOPMENT AND COMMERCIALIZATION AGREEMENT WITH ASET THERAPEUTICS, LLC

On November 25, 2014, we entered into a License, Development and Commercialization Agreement (the “ASET License Agreement”) with ASET Therapeutics LLC (“ASET” or the “Licensee”), a private third party entity affiliated with one of the Company’s directors.  The ASET License Agreement sets forth the rights and obligations of the parties with respect to the grant by the Company to the Licensee of an exclusive license of certain of Company’s therapeutic assets and an exclusive sublicense, with the right to sublicense through multiple tiers, of all rights and obligations under the Company’s existing Therapeutic License Agreement dated as of December 7, 2013 with the Massachusetts Institute of Technology and its David H. Koch Institute for Integrative Cancer Research at MIT and its Department of Biology (“MIT”), Albert Einstein College of Medicine of Yeshiva University, and Montefiore Medical Center (the “Therapeutic License Agreement”).

The licensed technology includes: (i) Alternative Splicing Event (ASE) technology based on International Patent Application WO 2012/116248 A1 entitled "Alternatively Spliced mRNA Isoforms as Prognostic and Therapeutic Tools for Metastatic Breast Cancer and Other Invasive/Metastatic Cancers"; and (ii) technology and know-how stemming from all ASE discovery work carried out in our labs at SUNY Stony Brook from September 2013 through November 25, 2014. The ASET License Agreement provides that the Company has the right to commercialize any companion diagnostic or biomarker (the “Companion Diagnostics”) arising from the work performed by the Licensee under the ASET License Agreement, pursuant to an exclusive sublicense.

The ASET License Agreement calls for certain customary payments such as annual license maintenance payments ranging from $5,000 to $25,000 and milestone payments upon the achievement of specified regulatory and sales milestones.  The ASET License Agreement also requires the payment by ASET of a low single-digit royalty on net sales, at such time, if ever, as ASET’s products are fully developed, receive the required regulatory approvals and are commercialized.

MIT shall retain the sole and exclusive right to file, prosecute and maintain the MIT patent rights in accordance with the Therapeutic License Agreement.  ASET shall have the first right to file, prosecute and maintain at its expense, the MetaStat patent rights not covered by the Therapeutic License Agreement and any patent application(s) or patent(s) arising from joint inventions, using patent counsel selected by ASET.  In addition, ASET shall have the first right to initiate and prosecute such legal action or to control the defense of any declaratory judgment action relating to the parties’ patent rights in the territory in the field.  ASET and MetaStat shall jointly bear the expense of such legal action.

Pursuant to the Memorandum of Understanding between the Company and ASET (as assignee), as amended (the “MOU”), ASET is obligated to invest an aggregate of $1.25 million in new equity in the Company, $250,000 of which was invested in the Qualified Financing (see Note 3) with the balance to be invested in a separate financing on substantially similar terms on or before December 31, 2015.  In the event that ASET does not satisfy its investment obligation, the ASET License Agreement will terminate and the assets will automatically revert back to the Company.  The MOU also required ASET to pay for all costs and expenses of the SUNY Stony Brook facility, up to a maximum of $50,000 per month, from October 15, 2014 until the transfer of such assets under the ASET License Agreement. In addition, ASET agreed to reimburse the Company $150,000 for certain costs incurred at such facility by March 1, 2015.

On June 22, 2015, effective May 31, 2015, the Company and ASET entered into a side letter that clarifies certain terms of the MOU including allowing for the equity investments in multiple tranches.

In addition, the parties have mutually agreed to an extension of the $150,000 due the Company on March 1, 2015 in connection with the reimbursement the for certain costs. ASET issued an interest free promissory note to the Company in the aggregate amount of $150,000, payable in three installments of $50,000 each due on June 1, 2015, July 1, 2015 and August 1, 2015, respectively. The Company recorded $150,000 of other income during the three months ended August 31, 2015, related to this reimbursement from ASET. The Company has received the first payment of $50,000 due June 1, 2015, and, as of August 31, 2015, has a $100,000 note receivable from ASET recorded on the Company’s Balance Sheet.

ASET also issued the Company a promissory note in the principal amount of $75,000 for the purchase of the equipment and fixed assets of the Stony Brook, NY laboratory, which are presented as assets available for sale in the consolidated balance sheet. This note is interest free and matures on December 30, 2015. In the event the Company has purchased at least $925,000 in equity of ASET prior to December 30, 2015, then the Company may use this note as payment for its remainder purchase of equity in ASET. The $75,000 has been recorded as a note receivable on the Company’s Balance Sheet.

Pursuant to the MOU, the Company is obligated to make a $1 million preferred stock equity investment in exchange for a 20% equity interest in ASET (on a fully diluted, as converted basis) on or before December 31, 2015.  The Company will maintain its 20% equity ownership in ASET until such time that ASET raises an aggregate of $4,000,000 in equity or in a financing in which ASET issues securities convertible into equity (including the $1 million received from the Company, but excluding any proceeds received by ASET from the sale of the Company’s securities), after which it will be diluted proportionately with all other equity holders of ASET. The Company will have the right to maintain its equity position in ASET by participating in future financings; provided, however, that such right will terminate in the event the Company does not make a minimum investment in a future financing of ASET equal to at least the lesser of (i) $250,000 and (ii) an amount required to maintain its 20% equity ownership interest.

The MOU also provides that so long as the Company owns at least ten percent (10%) of the outstanding equity interests of ASET, the Company will have the right to designate one member of the ASET’s board of directors or similar governing body and that the Company’s current chief executive officer shall provide an oversight function to ASET for a period of six months following the execution of the ASET License Agreement.

We determined that ASET is considered a variable interest entity (“VIE”), which is an entity in which equity investors lack the characteristics of a controlling financial interest. VIEs are consolidated by the primary beneficiary.

The primary beneficiary is the party who has both the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and an obligation to absorb losses of the entity or a right to receive benefits from the entity that could potentially be significant to the entity. We determined that we are not the primary beneficiary of ASET based primarily on the facts that we do not have the power to direct ASET’s operations nor do we have any obligation to absorb ASET losses. As a result, ASET has not been consolidated by us.

Our determination of whether we are the primary beneficiary of the VIE is based upon the facts and circumstances for the VIE and requires significant judgment regarding whether we have power to direct the VIE’s most significant activities, which includes, but is not limited to, the VIE’s purpose and design and the risks passed through to investors, the voting interests of the VIE, management, service and/or other agreements of the VIE, involvement in the VIE’s initial design and the existence of explicit or implicit financial guarantees.

On November 25, 2014, we entered into a License, Development and Commercialization Agreement (the “ASET License Agreement”) with ASET Therapeutics LLC (“ASET” or the “Licensee”), a private third party entity affiliated with one of the Company’s directors.  The ASET License Agreement sets forth the rights and obligations of the parties with respect to the grant by the Company to the Licensee of an exclusive license of certain of Company’s therapeutic assets and an exclusive sublicense, with the right to sublicense through multiple tiers, of all rights and obligations under the Company’s existing Therapeutic License Agreement dated as of as of December 7, 2013 with the Massachusetts Institute of Technology and its David H. Koch Institute for Integrative Cancer Research at MIT and its Department of Biology (“MIT”), Albert Einstein College of Medicine of Yeshiva University, and Montefiore Medical Center (the “Therapeutic License Agreement”).

The licensed technology includes: (i) Alternative Splicing Event (ASE) technology based on International Patent Application WO 2012/116248 A1 entitled "Alternatively Spliced mRNA Isoforms as Prognostic and Therapeutic Tools for Metastatic Breast Cancer and Other Invasive/Metastatic Cancers"; and (ii) Technology and know-how stemming from all ASE discovery work carried out in our labs at SUNY Stony Brook from September 2013 through November 25, 2014. The ASET License Agreement provides that the Company has the right to commercialize any companion diagnostic or biomarker (the “Companion Diagnostics”) arising from the work performed by the Licensee under the ASET License Agreement, pursuant to an exclusive sublicense.

The ASET License Agreement calls for certain customary payments such as annual license maintenance payments ranging from $5,000 to $25,000 and milestone payments upon the achievement of specified regulatory and sales milestones.  The ASET License Agreement also requires the payment by ASET of a low single-digit royalty on net sales, at such time, if ever, as ASET’s products are fully developed, receive the required regulatory approvals and are commercialized.

MIT shall retain the sole and exclusive right to file, prosecute and maintain the MIT patent rights in accordance with the Therapeutic License Agreement.  ASET shall have the first right to file, prosecute and maintain at its expense, the MetaStat patent rights not covered by the Therapeutic License Agreement and any patent application(s) or patent(s) arising from joint inventions, using patent counsel selected by ASET.  In addition, ASET shall have the first right to initiate and prosecute such legal action or to control the defense of any declaratory judgment action relating to the parties’ patent rights in the territory in the field.  ASET and MetaStat shall jointly bear the expense of such legal action.

Pursuant to the Memorandum of Understanding between the Company and ASET (as assignee), as amended (the “MOU”), ASET is obligated to invest an aggregate of $1.25 million in new equity in the Company, $250,000 of which was invested in the Qualified Financing (see Note 6) with the balance to be invested in a separate financing on substantially similar terms on or before December 31, 2015.  In the event that ASET does not satisfy its investment obligation, the ASET License Agreement will terminate and the assets will automatically revert back to the Company.  The MOU also required ASET to pay for all costs and expenses of the SUNY Stony Brook facility, up to a maximum of $50,000 per month, from October 15, 2014 until the transfer of such assets under the ASET License Agreement. In addition, ASET agreed to reimburse the Company $150,000 for certain costs incurred at such facility by March 1, 2015. The Company and ASET are currently negotiating a mutually satisfactory extension of the payment terms for this $150,000, which we expect to finalize shortly.

Pursuant to the MOU, the Company is obligated to make a $1 million preferred stock equity investment in exchange for a 20% equity interest in ASET (on a fully diluted, as converted basis) on or before December 31, 2015.  The Company will maintain its 20% equity ownership in ASET until such time that ASET raises an aggregate of $4,000,000 in equity or in a financing in which ASET issues securities convertible into equity (including the $1 million received from the Company, but excluding any proceeds received by ASET from the sale of the Company’s securities), after which it will be diluted proportionately with all other equity holders of ASET. The Company will have the right to maintain its equity position in ASET by participating in future financings; provided, however, that such right will terminate in the event the Company does not make a minimum investment in a future financing of ASET equal to at least the lesser of (i) $250,000 and (ii) an amount required to maintain its 20% equity ownership interest.

The MOU also provides that so long as the Company owns at least ten percent (10%) of the outstanding equity interests of ASET, the Company will have the right to designate one member of the ASET’s board of directors or similar governing body and that the Company’s current chief executive officer shall provide an oversight function to ASET for a period of six months following the execution of the ASET License Agreement.

We determined that ASET meets the criteria for variable interest entities (“VIEs”), which are entities in which equity investors lack the characteristics of a controlling financial interest. VIEs are consolidated by the primary beneficiary.

The primary beneficiary is the party who has both the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and an obligation to absorb losses of the entity or a right to receive benefits from the entity that could potentially be significant to the entity. We determined that the Company is not the primary beneficiary of ASET based primarily on the facts that we do not have the power to direct ASET’s operations nor do we have any obligation to absorb ASET losses. As a result, ASET has not been consolidated by the Company.

Our determination of whether we are the primary beneficiary of the VIE is based upon the facts and circumstances for the VIE and requires significant judgment regarding whether we have power to direct the VIE’s most significant activities, which includes, but is not limited to, the VIE’s purpose and design and the risks passed through to investors, the voting interests of the VIE, management, service and/or other agreements of the VIE, involvement in the VIE’s initial design and the existence of explicit or implicit financial guarantees.

In accordance with the MOU, during the year ended February 28, 2015, we received payments in the aggregate of $75,000 from ASET as a reimbursement of research and development expenses incurred from October 15, 2014 through November 25, 2014. These payments are presented as a reduction of the research and development expense for the year ended February 28, 2015.